Supplemental Disclosures	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Supplemental Disclosures
SUPPLEMENTAL DISCLOSURES
Comprehensive Income Statement Presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2018	2017
Operating	96.3	92.9
General and administrative	88.8	69.6
Share-based compensation	46.0	62.0
Total compensation expenses	231.1	224.5

Cash flow statement presentation

($ millions)	2018	2017
Operating activities
Changes in non-cash working capital:
Accounts receivable	89.8	(21.6)
Prepaids and deposits	—	0.9
Accounts payable and accrued liabilities	(39.6)	13.9
Other current liabilities	(11.5)	24.0
Other long-term liabilities	(1.5)	1.5
	37.2	18.7
Investing activities
Changes in non-cash working capital:
Accounts receivable	(25.0)	(26.0)
Accounts payable and accrued liabilities	(56.6)	(39.8)
	(81.6)	(65.8)
Financing activities
Changes in non-cash working capital:
Dividends payable	(0.3)	0.5

($ millions)	2018	2017
Other
Lease inducement	(3.6)	(3.6)
Onerous contract provision	(1.5)	2.2
Translation of US dollar derivatives	2.6	(0.7)
	(2.5)	(2.1)

Supplementary Financing Cash Flow Information
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Current portion of long-term debt	Long-term debt	Shareholders' capital
December 31, 2017	16.8	63.8	4,047.2	16,489.6
Changes from cash flow from financing activities:
Redemption of restricted shares				(1.7)
Decrease in bank debt, net			(360.0)
Issuance of senior guaranteed notes			267.3
Repayment of senior guaranteed notes		(65.0)
Realized gain on cross currency swap maturity		14.7	55.6
Cash dividends paid	(198.8)
Non-cash changes:
Redemption of restricted shares				59.0
Reclassified to current		94.2	(94.2)
Cash dividends declared	198.5
Foreign exchange		(7.9)	261.0
December 31, 2018	16.5	99.8	4,176.9	16,546.9

December 31, 2016	16.3	90.6	3,730.1	16,400.2
Changes from cash flow from financing activities:
Redemption of restricted shares				(2.3)
Share issue costs				(0.3)
Increase in bank debt, net			635.9
Repayment of senior guaranteed notes		(90.3)
Realized gain (loss) on cross currency swap maturity		21.4	(76.0)
Cash dividends paid	(197.2)
Non-cash changes:
Redemption of restricted shares				91.9
Deferred taxes on share issue costs				0.1
Reclassified to current		68.3	(68.3)
Cash dividends declared	197.7
Foreign exchange		(26.2)	(174.5)
December 31, 2017	16.8	63.8	4,047.2	16,489.6